CONTRACT ASSETS	12 Months Ended
Dec. 31, 2022
Contract Assets
CONTRACT ASSETS

NOTE 8 — CONTRACT ASSETS

As of December 31, 2021 and 2022, contract assets, net consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Contract assets arising from:
Landscape architecture design services	115,290	105,468	13,522
Less: Provision for doubtful accounts	(71,420)	(74,834)	(9,594)
	43,870	30,634	3,928

Contract assets are initially recognized for revenue earned from landscape architecture design services as the cumulative revenue recognized in profit or loss exceed the cumulative billings to provide service. The contract assets will be reclassified as receivables when the progress billings are issued and delivered as this is the point in time that the consideration is unconditional because only the passage of time is required before the payment is due. The contract asset will also be reclassified as receivables when the performance obligation of the contracts has been completed.

The expected timing of recovery or settlement for contract assets as of December 31, 2021 and 2022 is as follows:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Within one year	43,870	30,634	3,928
Total contract assets	43,870	30,634	3,928

The following table summarizes the changes in provision for doubtful accounts on contract assets:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Beginning balance	68,114	71,420	9,157
Charge to expense	1,310	9,745	1,249
Exchange difference	1,996	(6,331)	(812)
Ending balance	71,420	74,834	9,594

For the years ended December 31, 2020, 2021 and 2022, provision for doubtful accounts that charged to expense were HK$12,305,000, HK$1,310,000 and HK$9,745,000 (approximately US$1,249,000), respectively.

An impairment analysis is performed at each reporting date using a provision matrix to measure expected losses. The provision rates of contract assets are based on days past due of trade receivables of various customer with similar loss patterns (i.e., by geographical region, product type, customer type and rating, and coverage by letters of credit or other forms of credit insurance).